SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2012
SUPPLIER CONCENTRATION

4. SUPPLIER CONCENTRATION

We have four key suppliers of HVAC/R equipment products. Purchases from these four suppliers comprised 72%, 71% and 72% of all purchases made in 2012, 2011 and 2010, respectively. Our largest supplier, Carrier and its affiliates, accounted for 57%, 54% and 52% of all purchases made in each of the years ended December 31, 2012, 2011 and 2010, respectively. See Note 15. Any significant interruption by Carrier or the other key suppliers in the delivery of products could impair our ability to maintain current inventory levels or a termination of a distribution agreement could disrupt the operations of certain subsidiaries and could materially impact our consolidated results of operations and consolidated financial position.